Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit receivable at beginning of period	€ 3,369	€ 3,939
Research tax credit receivable at end of period	3,038	3,369
2023 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit		(3,707)
2023 Tax Year | Curadigm SAS
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit		(177)
2024 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit	(2,954)
Research tax credit		2,954
2024 Tax Year | Nanobiotix Corp.
Current prepayments and current accrued income other than current contract assets [abstract]
Refund of research tax credit	(120)
2024 Tax Year | Nano Corp
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit		€ 360
2025 Tax Year | Nanobiotix S.A.
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit	2,873
2025 Tax Year | Nano Corp
Current prepayments and current accrued income other than current contract assets [abstract]
Research tax credit	€ 166